RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - Schedule of restatement of previously issued statement of operations - CIK000178115 Alussa Energy Acquisition Corp - USD ($)	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Other income (expense):
Change in fair value of warrant liabilities	$ 25,593,750	$ (7,668,750)	$ 3,937,500	$ 4,393,750
Other income (expense)	(25,589,469)	9,443,231	(3,606,719)	(2,390,090)
Net income (loss)	$ (30,918,750)	$ 8,943,386	(4,779,782)	(7,580,615)
Weighted average redeemable ordinary shares outstanding, basic and diluted (in Shares)	23,470,955	24,391,533
Basic and diluted net income per redeemable ordinary share (Note 3) (in Dollars per share)		$ 0.03
Weighted average non-redeemable ordinary shares outstanding, basic and diluted (in Shares)	12,466,545	11,545,967
Statement of Operations
Operating costs	$ 5,329,281	$ 499,845	1,173,063	5,190,525
Loss from operations	$ (5,329,281)	$ (499,845)	(1,173,063)	(5,190,525)
As Originally Reported [Member]
Other income (expense):
Other income (expense)			330,781	2,003,660
Net income (loss)			$ 209,708	$ (3,186,865)
Weighted average non-redeemable ordinary shares outstanding, basic and diluted (in Shares)			6,567,276	8,515,209
Basic and diluted net loss per non-redeemable ordinary share (in Dollars per share)			$ (0.02)	$ (0.60)
Statement of Operations
Operating costs			$ 121,073
Loss from operations			(121,073)
Adjustments [Member]
Other income (expense):
Change in fair value of warrant liabilities			(3,937,500)	$ (4,393,750)
Other income (expense)			(3,937,500)	(4,393,750)
Net income (loss)			$ (4,989,490)	$ (4,393,750)
Weighted average redeemable ordinary shares outstanding, basic and diluted (in Shares)			3,820,067	24,958,411
Basic and diluted net income per redeemable ordinary share (Note 3) (in Dollars per share)			$ 0.06	$ 0.07
Weighted average non-redeemable ordinary shares outstanding, basic and diluted (in Shares)			449,100	2,463,880
Basic and diluted net loss per non-redeemable ordinary share (in Dollars per share)			$ (0.70)	$ (0.24)
Statement of Operations
Operating costs			$ 1,051,990
Loss from operations			(1,051,990)
As Restated [Member]
Other income (expense):
Change in fair value of warrant liabilities			(3,937,500)	$ (4,393,750)
Other income (expense)			(3,606,719)	(2,390,090)
Net income (loss)			$ (4,779,782)	$ (7,580,615)
Weighted average redeemable ordinary shares outstanding, basic and diluted (in Shares)			3,820,067	24,958,411
Basic and diluted net income per redeemable ordinary share (Note 3) (in Dollars per share)			$ 0.06	$ 0.07
Weighted average non-redeemable ordinary shares outstanding, basic and diluted (in Shares)			7,016,376	10,979,089
Basic and diluted net loss per non-redeemable ordinary share (in Dollars per share)			$ (0.72)	$ (0.84)
Statement of Operations
Operating costs			$ 1,173,063
Loss from operations			$ (1,173,063)